Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Federal Tax Rate and Tax Expense	The following is reconciliation between the theoretical tax on pre-tax income, at the tax rate applicable to the Company (federal tax rate) and the tax expense reported in the financial statements:
	Year ended December 31, 2022	Period ended December 31, 2021

Pretax loss	(1,456)	(27)
Federal tax rate	21%	21%
Income tax computed at the ordinary tax rate	306	6
Losses and temporary differences for which valuation allowance was provided	(306)	(6)
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Schedule of Deferred Income Taxes Assets	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes:
	Year ended December 31, 2022	Period ended December 31, 2021
Composition of deferred tax assets:
Operation loss carry forwards	312	6
Valuation allowance	(312)	(6)
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